Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment - Property, plant and equipment [Text Block]

Philips Group

Property, plant and equipment

in millions of EUR

	land and buildings		machinery and installations		other equipment		prepayments and construction in progress		total
	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use
Balance as of January 1, 2020
Cost	876	1,355	1,531	251	1,548	233	323	1	4,279	1,839
Accumulated depreciation	(395)	(326)	(1,055)	(188)	(1,184)	(105)			(2,634)	(618)
Book value	481	1,029	476	63	365	127	323	1	1,645	1,221
Change in book value:
Capital expenditures/additions	28	80	60	53	84	97	399	2	571	231
Assets available for use	117	2	162		160	3	(441)	(2)	(2)	2
Depreciation	(47)	(161)	(167)	(55)	(180)	(73)	-	-	(394)	(289)
Impairments	(3)	(5)	(13)	(4)	(16)	-	-		(32)	(10)
Reclassifications	-	(64)	(7)	(7)	(1)	(21)	(3)		(11)	(91)
Translations differences and other	(39)	(43)	(33)	5	(25)	(6)	(17)	-	(114)	(44)
Total changes	56	(192)	2	(8)	22	(1)	(62)	-	17	(201)
Balance as of December 31, 2020
Cost	1,076	1,147	1,506	199	1,572	213	261	1	4,415	1,560
Accumulated depreciation	(539)	(310)	(1,028)	(144)	(1,185)	(86)			(2,752)	(540)
Book value	537	837	478	55	387	126	261	1	1,663	1,020

Philips Group

Property, plant and equipment

in millions of EUR

	land and buildings		machinery and installations		other equipment		prepayments and construction in progress		total
	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use
Balance as of January 1, 2019
Cost	1,069	813	1,476	192	1,442	152	203		4,190	1,158
Accumulated depreciation	(528)	(44)	(1,040)	(124)	(1,104)	(36)			(2,671)	(205)
Book value	541	769	436	68	338	116	203		1,519	953
Change in book value:
Capital expenditures	5	373	34	96	40	59	425	3	505	532
Assets available for use	51	6	108		138	4	(306)	(3)	(9)	7
Acquisitions			-		27		1		28
Depreciation	(30)	(157)	(123)	(80)	(157)	(57)			(310)	(293)
Impairments	(17)	(1)	(14)	(1)	(9)	(1)	-	-	(40)	(2)
Reclassifications	(74)	47	25	(21)	(30)	20	1	1	(79)	48
Translations differences and other	4	(9)	9		18	(14)	-	-	31	(23)
Total changes	(61)	260	40	(5)	26	11	120	1	126	268
Balance as of December 31, 2019
Cost	876	1,355	1,531	251	1,548	233	323	1	4,278	1,840
Accumulated depreciation	(395)	(326)	(1,055)	(188)	(1,184)	(105)			(2,634)	(619)
Book value	481	1,029	476	63	365	127	323	1	1,645	1,221

Property, plant and equipment - Useful lives of property, plant and equipment [Text Block]	Philips Group Useful lives of property, plant and equipment in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years